Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net income attributable to common shareholders	$ 1,474	$ 5,169
Basic weighted average number of common shares outstanding	30,263,194	30,319,606
Stock options	329,234	418,285
DSUs	142,541	116,147
RSUs	192,246	189,998
Diluted weighted average number of common shares outstanding	30,927,215	31,044,036
Basic earnings per common share (in dollars per share)	$ 0.05	$ 0.17
Diluted earnings per common share (in dollars per share)	$ 0.05	$ 0.17